Pensions and Other Post Employment Benefit Plans - Changes in Present Value of Defined Benefit Obligation (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation at 1 January	SFr (13,715)
Interest cost	(134)	SFr (143)
Service cost	(975)	(663)
Administrative expenses	(18)	(15)
Actuarial gains / (losses)	600	(1,090)
Defined benefit obligation at December 31,	(15,998)	(13,715)
Present Value of Defined Benefit Obligation
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation at 1 January	(13,715)	(9,930)
Interest cost	(134)	(143)
Service cost	(975)	(663)
Administrative expenses	(18)	(15)
Contributions paid by participants	(2,711)	(3,179)
Employees' contributions	(408)	(312)
Benefits paid from plan assets	1,363	1,617
Actuarial gains / (losses)	600	(1,090)
Defined benefit obligation at December 31,	SFr (15,998)	SFr (13,715)